Cash and Cash Equivalents (Details) - Schedule of cash and cash equivalents - USD ($)	Mar. 31, 2023	Jun. 30, 2022
Schedule of cash and cash equivalents [Abstract]
Bank accounts	$ 6,219,911	$ 1,081,808
Total cash and cash equivalents	$ 6,219,911	$ 1,081,808